Accrued Expense and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accrued Expenses And Other Liabilities [Abstract]
Payroll payables	$ 1,733,937	$ 253,204
Professional fee and others	422,314	333,497
Total	$ 2,156,251	$ 586,701